Note 13 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
Projected Payments
2013	$34,000
2014	34,000
2015	34,000
2016	29,000
2017	23,000
Thereafter	41,000
Total	$195,000

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2012	Weighted- average Exercise Price	2011	Weighted- average Exercise Price

Outstanding, January 1	88,774	$26.81	89,077	$27.87
Granted	-	-	9,000	17.55
Forfeited	(9,081)	22.94	(9,303)	28.03

Outstanding, December 31	79,693	$27.25	88,774	$26.81

Exercisable, December 31	79,693	$27.25	79,774	$27.85

Schedule of Other Share-based Compensation, Activity [Table Text Block]
		Outstanding			Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life	Average Exercise Price	Shares	Average Exercise Price

December 8, 2003	$24.29	18,112	0.94	$24.29	18,112	$24.29
May 12, 2004	27.35	907	1.33	27.35	907	27.35
December 13, 2004	30.45	11,223	1.95	30.45	11,223	30.45
December 14, 2005	36.73	7,163	2.95	36.73	7,163	36.73
December 10, 2006	40.24	3,150	3.95	40.24	3,150	40.24
April 19, 2007	37.33	3,639	4.31	37.33	3,639	37.73
May 16, 2007	37.48	1,337	4.41	37.48	1,337	37.48
December 10, 2007	37.00	2,450	4.95	37.00	2,450	37.00
January 2, 2008	36.25	1,337	5.12	36.25	1,337	36.25
November 10, 2008	23.00	21,500	5.95	23.00	21,500	23.00
May 9, 2011	17.55	8,875	8.41	17.55	8,875	17.55

		79,693			79,693